Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2013 and 2012 is as follows:

	In Thousands
	2013	2012

Mortgage loans on real estate:
Residential 1-4 family	$332,432	341,977
Multifamily	13,920	16,140
Commercial	526,258	469,757
Construction	194,426	190,356
Farmland	22,771	26,319
Second mortgages	10,511	12,477
Equity lines of credit	34,185	36,260

Total mortgage loans on real estate	1,134,503	1,093,286

Commercial loans	29,444	30,545

Agriculture loans	2,099	2,238

Consumer installment loans:
Personal	37,789	38,463
Credit cards	3,329	3,250

Total consumer installment loans	41,118	41,713

Other loans	3,291	2,738

	1,210,455	1,170,520

Net deferred loan fees	(3,253)	(2,912)

Total loans	1,207,202	1,167,608

Less: Allowance for loan losses	(22,935)	(25,497)

Loans, net	$1,184,267	1,142,111

At December 31, 2013, variable rate loans were $771,739,000 and fixed rate loans totaled $435,463,000. At December 31, 2012, variable rate and fixed rate loans totaled $753,501,000 and $414,107,000, respectively.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $10,821,000 and $9,309,000 at December 31, 2013 and 2012, respectively. None of these loans were restructured, charged-off or involved more than the normal risk of collectibility or presented other unfavorable features during the past three years.

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2013	2012

Balance, January 1	$9,309	9,872
New loans and renewals during the year	9,984	5,735
Repayments (including loans paid by renewal) during the year	(8,472)	(6,298)

Balance, December 31	$10,821	9,309

A director of the Company performs appraisals related to certain loan customers. Fees paid to the director for these services were $237,000, $364,000 and $198,000 in 2013, 2012 and 2011, respectively.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial and real estate loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Substantially all of the Company’s impaired loans are collateral dependent.

The following tables, present the Company’s impaired loans at December 31, 2013 and 2012:

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

December 31, 2013

With no related allowance recorded:
Residential 1-4 family	$357	404	—	2,947	16
Multifamily	—	—	—	—	—
Commercial real estate	7,234	7,199	—	3,750	260
Construction	1,393	1,393	—	2,265	11
Farmland	—	—	—	—	—
Second mortgages	606	606	—	665	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	52	—
Agricultural	—	—	—	—	—

	$9,590	9,602	—	9,679	287

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

December 31, 2013

With allowance recorded:
Residential 1-4 family	$3,972	4,186	1,150	5,107	187
Multifamily	—	—	—	—	—
Commercial real estate	10,589	12,226	2,300	11,834	264
Construction	2,413	2,413	950	5,859	—
Farmland	131	131	57	1,818	8
Second mortgages	156	155	49	157	—
Equity lines of credit	174	174	10	175	9
Commercial	—	—	—	—	—
Agricultural	—	—	—	—	—

	$17,435	19,285	4,516	24,950	468

Total:
Residential 1-4 family	$4,329	4,590	1,150	8,054	203
Multifamily	—	—	—	—	—
Commercial real estate	17,823	19,425	2,300	15,584	524
Construction	3,806	3,806	950	8,124	11
Farmland	131	131	57	1,818	8
Second mortgages	762	761	49	822	—
Equity lines of credit	174	174	10	175	9
Commercial	—	—	—	52	—
Agricultural	—	—	—	—	—

	$27,025	28,887	4,516	34,629	755

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

December 31, 2012

With no related allowance recorded:
Residential 1-4 family	$3,418	3,418	—	4,134	215
Multifamily	—	—	—	103	—
Commercial real estate	4,439	5,439	—	5,371	66
Construction	1,952	4,252	—	6,166	74
Farmland	—	—	—	37	—
Second mortgages	606	606	—	667	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural	—	—	—	—	—

	$10,415	13,715	—	16,478	355

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

December 31, 2012

With allowance recorded:
Residential 1-4 family	$5,950	5,950	1,318	6,084	325
Multifamily	—	—	—	—	—
Commercial real estate	12,504	12,504	2,319	14,580	509
Construction	8,963	8,963	2,014	8,171	52
Farmland	2,826	2,826	1,160	3,155	57
Second mortgages	156	156	47	155	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$30,571	30,571	6,861	32,584	962

Total:
Residential 1-4 family	$9,368	9,368	1,318	10,218	540
Multifamily	—	—	—	103	—
Commercial real estate	16,943	17,943	2,319	19,951	575
Construction	10,915	13,215	2,014	14,337	126
Farmland	2,826	2,826	1,160	3,192	57
Second mortgages	762	762	47	822	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$40,986	44,286	6,861	49,062	1,317

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2013 and 2012.

Loans on Nonaccrual Status

	In Thousands
	2013	2012

Residential 1-4 family	$726	930
Multifamily	—	—
Commercial real estate	21	4,445
Construction	3,524	9,626
Farmland	700	1,248
Second mortgages	606	606
Equity lines of credit	—	—
Commercial	—	—
Agricultural	—	—
Installment and other	—	—

Total	$5,577	16,855

The amount of interest income that would have been recognized for the years ended December 31, 2013 and 2012 amounted to $296,000 and $775,000, respectively, if the above nonaccrual loans had been current.

Potential problem loans, which include nonperforming loans, amounted to approximately $38.0 million at December 31, 2013 compared to $49.4 million at December 31, 2012. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•	Special mention loans have potential weaknesses that deserve management’s lose attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•	Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•	Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural	Installment and Other	Total

Credit Risk Profile by Internally Assigned Grade

December 31, 2013

Pass	$319,762	13,920	507,769	190,083	22,324	9,135	33,964	29,298	2,089	44,159	1,172,503
Special mention	9,460	—	5,308	367	64	665	174	26	3	43	16,110
Substandard	3,210	—	13,181	3,976	383	711	47	120	7	207	21,842
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$332,432	13,920	526,258	194,426	22,771	10,511	34,185	29,444	2,099	44,409	1,210,455

December 31, 2012

Pass	$326,648	16,087	452,350	179,114	23,253	11,123	35,756	30,499	2,215	44,057	1,121,102
Special mention	9,969	53	5,699	282	71	477	295	32	5	98	16,981
Substandard	5,360	—	11,708	10,960	2,995	877	209	14	18	296	32,437
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing

December 31, 2013

Residential 1-4 family	$5,034	221	1,582	6,837	325,595	332,432	856
Multifamily	—	—	—	—	13,920	13,920	—
Commercial real estate	287	19	710	1,016	525,242	526,258	689
Construction	948	20	3,795	4,763	189,663	194,426	271
Farmland	8	—	700	708	22,063	22,771	—
Second mortgages	78	—	611	689	9,822	10,511	5
Equity lines of credit	48	27	—	75	34,110	34,185	—
Commercial	122	—	285	407	29,037	29,444	285
Agricultural, installment and other	484	115	27	626	45,882	46,508	27

Total	$7,009	402	7,710	15,121	1,195,334	1,210,455	2,133

December 31, 2012

Residential 1-4 family	$5,297	1,448	1,524	8,269	333,708	341,977	594
Multifamily	—	—	—	—	16,140	16,140	—
Commercial real estate	1,599	710	4,470	6,779	462,978	469,757	25
Construction	796	72	9,650	10,518	179,838	190,356	24
Farmland	260	43	1,248	1,551	24,768	26,319	—
Second mortgages	396	7	677	1,080	11,397	12,477	71
Equity lines of credit	186	173	46	405	35,855	36,260	46
Commercial	204	24	54	282	30,263	30,545	54
Agricultural, installment and other	488	143	105	736	45,953	46,689	105

Total	$9,226	2,620	17,774	29,620	1,140,900	1,170,520	919

Transactions in the allowance for loan losses for the years ended December 31, 2013 and 2012 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural	Installment and Other	Total

December 31, 2013

Allowance for loan losses:

Beginning balance	$5,699	89	9,305	7,191	1,658	272	492	382	15	394	25,497
Provision	36	(12)	3,063	(741)	(266)	(70)	(89)	131	(14)	139	2,177
Charge-offs	(877)	—	(1,478)	(1,470)	(781)	(7)	(104)	(149)	(1)	(380)	(5,247)
Recoveries	77	—	28	179	7	10	1	31	7	168	508

Ending balance	$4,935	77	10,918	5,159	618	205	300	395	7	321	22,935

Ending balance individually evaluated for impairment	$1,150	—	2,300	950	57	49	10	—	—	—	4,516

Ending balance collectively evaluated for impairment	$3,785	77	8,618	4,209	561	156	290	395	7	321	18,419

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$332,432	13,920	526,258	194,426	22,771	10,511	34,185	29,444	2,099	44,409	1,210,455

Ending balance individually evaluated for impairment	$4,303	—	17,722	3,806	130	761	174	—	—	—	26,896

Ending balance collectively evaluated for impairment	$328,129	13,920	508,536	190,620	22,641	9,750	34,011	29,444	2,099	44,409	1,183,559

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural	Installment and Other	Total

December 31, 2012

Allowance for loan losses:

Beginning balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525
Provision	1,557	35	5,021	3,020	284	62	(65)	(544)	(4)	162	9,528
Charge-offs	(1,331)	—	(4,057)	(2,226)	(462)	(120)	(96)	(454)	—	(412)	(9,158)
Recoveries	59	—	99	174	7	4	—	71	—	188	602

Ending balance	$5,699	89	9,305	7,191	1,658	272	492	382	15	394	25,497

Ending balance individually evaluated for impairment	$1,318	—	2,319	2,014	1,160	47	3	—	—	—	6,861

Ending balance collectively evaluated for impairment	$4,381	89	6,986	5,177	498	225	489	382	15	394	18,636

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

Ending balance individually evaluated for impairment	$9,368	—	16,943	10,915	2,826	762	172	—	—	—	40,986

Ending balance collectively evaluated for impairment	$332,609	16,140	452,814	179,441	23,493	11,715	36,088	30,545	2,238	44,451	1,129,534

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

The following table outlines the amount of each troubled debt restructuring categorized by loan classification as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance

Residential 1-4 family	6	$800	$800	1	$365	$275
Multifamily	—	—	—	—	—	—
Commercial real estate	2	5,522	3,291	1	416	355
Construction	1	282	282	4	5,153	3,898
Farmland	—	—	—	1	1,445	595
Second mortgages	1	24	24	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	2	13	13	2	17	17

Total	12	$6,641	$4,410	9	$7,396	$5,140

As of December 31, 2013 and 2012, the Company did not have any loans previously classified as troubled debt restructurings subsequently default within twelve months of the restructuring. A default is defined as an occurrence which violates the terms of the receivable’s contract.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2013, 2012 and 2011, the Company originated loans in the secondary market of $109,131,000, $135,107,000 and $111,040,000, respectively. The fees and gain on sale of these loans totaled $3,298,000, $3,602,000 and $2,069,000 in 2013, 2012 and 2011, respectively. The Company sells loans to third-party investors on a loan-by-loan basis and has not entered into any forward commitments with investors for future bulk sales. All of these loans sales transfer servicing rights to the buyer.

At December 31, 2013 and 2012, total loans sold with recourse in the secondary market aggregated $111,914,000 and $131,322,000, respectively. At December 31, 2013, Wilson Bank has not been required to repurchase a significant amount of the loans originated by Wilson Bank and sold in the secondary market. Management expects no material losses to result from these recourse provisions.